CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
TOTAL ASSETS	$ 74,160	$ 6,593
LIABILITIES AND EQUITY
TOTAL LIABILITIES	36,081	430
Deficit:
Ordinary Shares (par value of $0.00005 per shares;1,000,000,000 shares authorized, 74,035,502 and 163,129,655 shares issued and outstanding as of December 31, 2020 and 2021 respectively)	8	4
Series D convertible preferred shares (par value of $0.0001, nil and 6,000 shares authorized as of December 31, 2020 and 2021, respectively. Nil and 6,000 shares	1
Additional paid-in capital	227,310	7,632
Accumulated deficit	(198,302)	(1,723)
Accumulated other comprehensive income (loss)	637	242
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	29,662	6,163
TOTAL LIABILITIES AND EQUITY	74,160	6,593
Reportable legal entities | Parent
ASSETS
Investment in subsidiaries and consolidated VIEs	29,662	6,163
TOTAL ASSETS	29,662	6,163
Deficit:
Ordinary Shares (par value of $0.00005 per shares;1,000,000,000 shares authorized, 74,035,502 and 163,129,655 shares issued and outstanding as of December 31, 2020 and 2021 respectively)	8	4
Series D convertible preferred shares (par value of $0.0001, nil and 6,000 shares authorized as of December 31, 2020 and 2021, respectively. Nil and 6,000 shares	1
Additional paid-in capital	227,310	7,632
Accumulated deficit	(198,294)	(1,715)
Accumulated other comprehensive income (loss)	637	242
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY	29,662	6,163
TOTAL LIABILITIES AND EQUITY	$ 29,662	$ 6,163